14. STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock Options Tables
Stock options

Stock option activity for the six months ended June 30, 2015 and the years ended December 31, 2014 and 2013 is as follows:

	Weighted Average
	Options	Exercise Price	$
Outstanding as of December 31, 2012	12,851,187	0.098	1,259,781
Granted	34,000,000	0.070	2,386,000
Exercised	-	-	-
Forfeitures	(6,000,000)	(0.030)	(180,108)
Outstanding as of December 31, 2013	40,851,187	0.085	3,465,673
Granted	49,720,000	0.075	3,706,000
Exercised	(5,126,187)	(0.133)	(682,922)
Forfeitures	(44,725,000)	(0.092)	(4,132,751)
Outstanding as of December 31, 2014	40,720,000	$0.058	$2,356,000
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(150,000)	(0.050)	(7,500)
Outstanding as of June 30, 2015	40,570,000	$0.058	$2,348,500

The following table summarizes information about stock options outstanding and exercisable at June 30, 2015:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
$0.05	24,570,000	4.30	$0.050	9,107,500	$0.050
0.07	16,000,000	4.08	0.070	3,333,333	0.070
	40,570,000	4.21	$0.058	12,440,833	$0.057

Stock option activity for the years ended December 31, 2014 and 2013 was as follows:

	Weighted Average
	Options	Exercise Price	$
Outstanding as of December 31, 2012	12,851,187	$0.098		$1,259,781
Granted	34,000,000	0.070		2,386,000
Exercised	-	-		-
Forfeitures	(6,000,000)	(0.030)		(180,108)
Outstanding as of December 31, 2013	40,851,187	0.085		3,465,673
Granted	49,720,000	0.075		3,706,000
Exercised	(5,126,187)	(0.13)		(682,923)
Forfeitures	(44,725,000)	(0.092)		(4,132,751)
Outstanding as of December 31, 2014	40,720,000	$0.058		$2,356,000

The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
$0.05	24,720,000	4.80	$0.050	5,758,333	$0.050
0.07	16,000,000	4.58	0.070	1,944,444	0.070
	40,720,000	4.71	$0.058	7,702,777	$0.056